Financial Information of Parent Company Statements of Comprehensive Income (Loss) (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ (3,307,755)	$ (1,163,160)	$ (10,347,637)
Parent Company [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ (3,307,755)	$ (1,163,160)	$ (10,347,637)